Exhibit 1

CHT 2017-COSMO Mortgage Trust
Commercial Mortgage Pass Through Certificates

Report To:

Deutsche Mortgage & Asset Receiving Corporation

German American Capital Corporation

Deutsche Bank Securities Inc.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Bank of America, N.A.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

22 November 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005	Goldman Sachs Mortgage Company Goldman Sachs & Co. LLC 200 West Street New York, New York 10282

JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 390 Greenwich Street New York, New York 10013

Bank of America, N.A. Merrill Lynch, Pierce, Fenner & Smith Incorporated One Bryant Park New York, New York 10036

Re: CHT 2017-COSMO Mortgage Trust Commercial Mortgage Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the CHT 2017-COSMO Mortgage Trust securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

22 November 2017

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent a componentized beneficial ownership interest in, and represent obligations of, CHT 2017-COSMO Mortgage Trust (the “Issuing Entity”) that will be established by the Depositor,
b.	The Issuing Entity’s assets will consist primarily of 5 promissory notes issued by TCOLV Propco LLC, Nevada Property 1 LLC, Nevada Restaurant Venture 1 LLC and Nevada Retail Venture 1 LLC, each a Delaware limited liability company (collectively, the “Borrowers” and each individually a “Borrower”), evidencing a 2-year interest-only floating-rate mortgage loan, subject to 5 successive 12-month extension options (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by, among other things, a first deed of trust lien on the Borrowers’ fee simple, condominium and operating leasehold interests in The Cosmopolitan Las Vegas, a full service, integrated luxury hotel and casino located in Las Vegas, Nevada (the “Mortgaged Property”) and
d.	The Mortgage Loan has three related floating-rate, interest-only Mezzanine Loans (the “Mezzanine A Loan,” “Mezzanine B Loan” and “Mezzanine C Loan,” respectively, and collectively, the “Mezzanine Loans”) that will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Mortgaged Property and Total Debt associated with the Mortgage Loan as of 9 December 2017 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 2 of 8

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Mortgaged Property and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Pmt Date” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loans as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.       First Pmt Date and

b.       Maturity Date

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Original Term” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.       First Pmt Date and

b.       Fully Extended Maturity

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Original Term Extended” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

7.	Using the:

a.       Original Term and

b.       Seasoning

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Remaining Term” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:

a.       Original Term Extended and

b.       Seasoning

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Remaining Term Extended” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	For the Mortgage Loan and Mezzanine Loans, the applicable Source Documents indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms, including during their extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loans (the “IO Period”),
b.	Use the “1st Mortgage Original Balance” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “1st Mortgage Current Balance”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “1st Mortgage Balloon Balance”) and
c.	Use the “Mezzanine Original Balance” of the Mezzanine Loans, as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine Loans as of the Reference Date (the “Mezzanine Current Balance”) and
ii.	The principal balance of the Mezzanine Loans as of the “Maturity Date” of the Mezzanine Loans (the “Mezzanine Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

10.	Using the:
a.	1st Mortgage Original Balance,
b.	Mezzanine Original Balance,
c.	1st Mortgage Current Balance,
d.	Mezzanine Current Balance,
e.	1st Mortgage Balloon Balance and
f.	Mezzanine Balloon Balance

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,
ii.	Total Debt Current Balance and
iii.	Total Debt Balloon Balance

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	1st Mortgage Margin,
b.	Mezzanine Margin,
c.	1st Mortgage Original Balance and
d.	Mezzanine Original Balance

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Margin” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	LIBOR Rounding,
b.	1st Mortgage LIBOR Floor,
c.	Mezzanine Floor,
d.	1st Mortgage Margin,
e.	Mezzanine Margin and
f.	Total Debt Margin

of the Mortgage Loan, Mezzanine Loans and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the LIBOR assumption of 1.25000% that was provided by the Depositor, we recalculated the:

i.	Effective LIBOR 1st Mortgage,
ii.	Effective LIBOR Mezzanine,
iii.	1st Mortgage Coupon,
iv.	Mezzanine Coupon and
v.	Total Debt Coupon

of the Mortgage Loan, Mezzanine Loans and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 8

13.	Using the:
a.	1st Mortgage Margin,
b.	Mezzanine Margin and
c.	LIBOR Cap

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the:

i.	1st Mortgage Cap Coupon and
ii.	Mezzanine Cap Coupon

of the Mortgage Loan and Mezzanine Loans, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	1st Mortgage Original Balance,
b.	1st Mortgage Coupon,
c.	1st Mortgage Cap Coupon and
d.	Rate Type

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 14., we recalculated the:

i.	1st Mortgage Debt Service at LIBOR and
ii.	1st Mortgage Debt Service at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Debt Service at LIBOR” of the Mortgage Loan as the product of:

a.	The “1st Mortgage Original Balance,” as shown on the Final Data File,
b.	The “1st Mortgage Coupon,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Debt Service at Cap” of the Mortgage Loan as the product of:

a.	The “1st Mortgage Original Balance,” as shown on the Final Data File,
b.	The “1st Mortgage Cap Coupon,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 6 of 8

15.	Using the:
a.	Mezzanine Original Balance,
b.	Mezzanine Coupon,
c.	Mezzanine Cap Coupon and
d.	Rate Type

of the Mezzanine Loans, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 15., we recalculated the:

i.       Mezzanine Debt Service at LIBOR and

ii.	Mezzanine Debt Service at Cap

of the Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Service at LIBOR” of the Mezzanine Loans as the product of:

a.	The “Mezzanine Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Coupon,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Service at Cap” of the Mezzanine Loans as the product of:

a.	The “Mezzanine Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Cap Coupon,” as shown on the Final Data File, and
c.	365/360.

16.	Using the:
a.	1st Mortgage Debt Service at LIBOR,
b.	1st Mortgage Debt Service at Cap,
c.	Mezzanine Debt Service at LIBOR and
d.	Mezzanine Debt Service at Cap

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt, Debt Service at LIBOR and
ii.	Total Debt, Debt Service at Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 8

17.	Using the:
a.	1st Mortgage Current Balance,
b.	Total Debt Current Balance,
c.	1st Mortgage Balloon Balance,
d.	Total Debt Balloon Balance,
e.	Collateral Rooms,
f.	“As-is” Appr. Value,
g.	UW NOI and
h.	UW NCF

of the Mortgage Loan, Mortgaged Property and Total Debt Associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	1st Mortgage Balance / Unit,
ii.	Total Debt Balance / Unit,
iii.	Appraised Value / Unit,
iv.	1st Mortgage “As Is” Current LTV,
v.	Total Debt “As Is” Current LTV,
vi.	1st Mortgage “As Is” Maturity LTV,
vii.	Total Debt “As Is” Maturity LTV,
viii.	1st Mortgage UW NOI Debt Yield,
ix.	Total Debt UW NOI Debt Yield,
x.	1st Mortgage UW NCF Debt Yield and
xi.	Total Debt UW NCF Debt Yield

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to round items iv. through xi. above to the nearest 1/10th of one percent.

Attachment A Page 8 of 8

18.	Using the:
a.	1st Mortgage Debt Service at LIBOR,
b.	1st Mortgage Debt Service at Cap,
c.	Total Debt, Debt Service at LIBOR,
d.	Total Debt, Debt Service at Cap,
e.	UW NOI and
f.	UW NCF

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	1st Mortgage UW NOI DSCR at LIBOR,
ii.	1st Mortgage UW NCF DSCR at LIBOR,
iii.	1st Mortgage UW NOI DSCR at Cap,
iv.	1st Mortgage UW NCF DSCR at Cap,
v.	Total Debt UW NCF DSCR at LIBOR and
vi.	Total Debt UW NCF DSCR at Cap

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to round items i. through vi. above to two decimal places.

19.	Using the:
a.	Master & Primary Fee Rate,
b.	Cert Admin / Trustee Fee Rate,
c.	CREFC Fee and
d.	Operating Advisor Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Document Date

Mortgage Promissory Notes	9 November 2017

Mezzanine A Promissory Notes	9 November 2017

Mezzanine B Promissory Notes	9 November 2017

Mezzanine C Promissory Notes	9 November 2017

Mortgage Loan Agreement	9 November 2017

Amendment to Mortgage Loan Agreement	22 November 2017

Mezzanine A Loan Agreement (see Note 1)	9 November 2017

Mezzanine B Loan Agreement (see Note 1)	9 November 2017

Mezzanine C Loan Agreement (see Note 1)	9 November 2017

Amendment to Mezzanine A Loan Agreement (see Note 2)	22 November 2017

Amendment to Mezzanine B Loan Agreement (see Note 2)	22 November 2017

Amendment to Mezzanine C Loan Agreement (see Note 2)	22 November 2017

Settlement Statement	9 November 2017

Non-Consolidation Opinion	9 November 2017

Draft Non-Consolidation Bringdown Letter (see Note 3)	Not Dated

Guaranty Agreement	9 November 2017

Cash Management Agreement	9 November 2017

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Exhibit 1 to Attachment A Page 1 of 2

Mortgaged Property Source Documents

Source Document Title	Document Date

Appraisal Report	12 October 2017

Engineering Report	8 November 2017

Phase I Environmental Report	6 November 2017

Underwriter’s Summary Report	Not Dated

USPS Internet Site (www.usps.gov)	Not Applicable

Pro Forma Title Policy	Not Dated

Operating Lease	19 December 2014

License Agreement	24 August 2010

Notes:

1.	The mezzanine A loan agreement, mezzanine B loan agreement and mezzanine C loan agreement Source Documents are hereinafter referred to collectively as the “Mezzanine Loan Agreements.”

2.	The amendment to mezzanine A loan agreement, amendment to mezzanine B loan agreement and amendment to mezzanine C loan agreement Source Documents are hereinafter referred to collectively as the “Amendments to Mezzanine Loan Agreements.”

3.	For the purpose of the procedures described in this report, the Depositor instructed us to treat the draft non-consolidation bringdown letter Source Document as fully executed.

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Primary Type	Appraisal Report
Secondary Type	Appraisal Report
Year Built	Appraisal Report
Latest Renovation	Appraisal Report
Collateral Rooms	Underwriter’s Summary Report
Primary Unit of Measure	Underwriter’s Summary Report
Occupancy	Underwriter’s Summary Report
Occupancy Date	Underwriter’s Summary Report

Third Party Information:

Characteristic	Source Document

“As-is” Appr. Value	Appraisal Report
“As-is” Value Date	Appraisal Report
Appraisal Firm	Appraisal Report
FIRREA	Appraisal Report
Date of Phase I Report	Phase I Environmental Report
Environmental Firm	Phase I Environmental Report
Phase II Recommended (Yes/No)	Phase I Environmental Report
Material Recognized Environmental Concern (Y/N)	Phase I Environmental Report
Date of Engineering Report	Engineering Report
Engineering Firm	Engineering Report
Located in Seismic Zone (Yes/No)	Engineering Report

Hotel Operating Information:

Characteristic	Source Document

3rd Most Recent Available Room Nights	Underwriter’s Summary Report
2nd Most Recent Available Room Nights	Underwriter’s Summary Report
Most Recent Available Room Nights	Underwriter’s Summary Report
UW Available Rooms	Underwriter’s Summary Report
3rd Most Recent Occupied Room Nights	Underwriter’s Summary Report
2nd Most Recent Occupied Room Nights	Underwriter’s Summary Report
Most Recent Occupied Room Nights	Underwriter’s Summary Report
UW Occupied Rooms	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 7

Hotel Operating Information: (continued)

Characteristic	Source Document

3rd Most Recent Occupancy	Underwriter’s Summary Report
2nd Most Recent Occupancy	Underwriter’s Summary Report
Most Recent Occupancy	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report
3rd Most Recent ADR	Underwriter’s Summary Report
2nd Most Recent ADR	Underwriter’s Summary Report
Most Recent ADR	Underwriter’s Summary Report
UW ADR	Underwriter’s Summary Report
3rd Most Recent RevPAR	Underwriter’s Summary Report
2nd Most Recent RevPAR	Underwriter’s Summary Report
Most Recent RevPAR	Underwriter’s Summary Report
UW RevPAR	Underwriter’s Summary Report

Underwriting Information: (see Note 2)

Characteristic	Source Document

3rd Most Recent Financial Statement Date	Underwriter’s Summary Report
3rd Most Recent NCF	Underwriter’s Summary Report
2nd Most Recent Financial Statement Date	Underwriter’s Summary Report
2nd Most Recent NCF	Underwriter’s Summary Report
Most Recent Financial Statement Date	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
UW Total Revenue	Underwriter’s Summary Report
UW Promotions	Underwriter’s Summary Report
UW Net Departmental Revenue	Underwriter’s Summary Report
UW Departmental Expenses	Underwriter’s Summary Report
UW Undistributed Expenses	Underwriter’s Summary Report
UW Fixed Expenses	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW FF&E	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Reserve	Mortgage Loan Agreement
Initial Insurance Reserve	Mortgage Loan Agreement
Initial Replacement Reserve	Mortgage Loan Agreement
Initial TI/LC Reserve	Mortgage Loan Agreement
Initial Deferred Maintenance Reserve	Mortgage Loan Agreement
Initial Environmental Reserve	Mortgage Loan Agreement
Initial Debt Service Reserve	Mortgage Loan Agreement
Initial Other Reserve	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 3 of 7

Reserve and Escrow Information: (continued)

Characteristic	Source Document

Ongoing Tax Escrow	Mortgage Loan Agreement
Ongoing Insurance Escrow	Mortgage Loan Agreement
Ongoing Required Replacement Reserves	Mortgage Loan Agreement
Interest Goes to Borrower RE Tax	Mortgage Loan Agreement
Interest Goes to Borrower Insurance	Mortgage Loan Agreement
Interest Goes to Borrower Replacement Reserves	Mortgage Loan Agreement
Directs Investment (Borrower or Lender)	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Originator	Mortgage Loan Agreement
1st Mortgage Original Balance	Amendment to Mortgage Loan Agreement
1st Mortgage Margin	Amendment to Mortgage Loan Agreement
1st Mortgage LIBOR Floor	Mortgage Loan Agreement
Mezzanine Original Balance (see Note 3)	Amendments to Mezzanine Loan Agreements
Mezzanine Margin (see Note 4)	Amendments to Mezzanine Loan Agreements
Mezzanine Floor	Mezzanine Loan Agreements
LIBOR Setting (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
LIBOR Reset Frequency (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
LIBOR Rounding (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
LIBOR Cap Guarantor Ratings (S/M/F)	Bloomberg Screenshot for LIBOR Cap Provider Rating
LIBOR Cap (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Fourth Extension Margin Step Up (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Recourse Carve Out Guarantees (Yes/No)	Guaranty Agreement
Recourse Guarantee Warm Body (Yes/No)	Guaranty Agreement
Recourse Guarantor Name	Guaranty Agreement
Note Date	Mortgage Promissory Notes
Borr. Legal Name	Mortgage Loan Agreement
Loan Purpose	Settlement Statement
Payment Day (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Interest Accrual Begin (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements

Exhibit 2 to Attachment A Page 4 of 7

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Interest Accrual End (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Rate Type (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Loan Type (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
First Pmt Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Maturity Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
1st. IO Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Exit Fee (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Extension Option (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Fully Extended Maturity (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Aggregate Extension Options (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Prepay Description	Amendment to Mortgage Loan Agreement
Partial Prepay Permitted (Provisions)	Mortgage Loan Agreement
Penalty Period	Amendment to Mortgage Loan Agreement
Open Period	Amendment to Mortgage Loan Agreement
Prepay Penalty Start Date (see Note 6)	Amendment to Mortgage Loan Agreement
Prepay Penalty End Date (see Note 7)	Amendment to Mortgage Loan Agreement
Grace Days Default (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Grace Days Late Fee (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Default Rate (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Late Fee (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
SPE	Mortgage Loan Agreement
Non Consol	Non-Consolidation Opinion and Draft Non-Consolidation Bringdown Letter
Ind. Director	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Lien Position	Pro Forma Title Policy
Ownership Interest	Pro Forma Title Policy
Ground Lease	Pro Forma Title Policy
Lockbox Type (see Note 8)	Mortgage Loan Agreement
Cash Management (see Note 9)	Mortgage Loan Agreement
Excess Cash Trap Trigger	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 7

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

3.	For the purpose of comparing the “Mezzanine Original Balance” characteristic, the Depositor instructed us to use the sum of the original principal balances of the Mezzanine A Loan, Mezzanine B Loan and Mezzanine C Loan, as shown in the amendment to mezzanine A loan agreement, amendment to mezzanine B loan agreement and amendment to mezzanine C loan agreement Source Documents, respectively.

4.	For the purpose of comparing the “Mezzanine Margin” characteristic, the Depositor instructed us to use the weighted average of the margins of the Mezzanine A Loan, Mezzanine B Loan and Mezzanine C Loan, as shown in the amendment to mezzanine A loan agreement, amendment to mezzanine B loan agreement and amendment to mezzanine C loan agreement Source Documents, respectively.

Exhibit 2 to Attachment A Page 6 of 7

Notes: (continued)

5.	For the purpose of comparing the:
a.	LIBOR Setting,
b.	LIBOR Reset Frequency,
c.	LIBOR Rounding,
d.	LIBOR Cap,
e.	Fourth Extension Margin Step Up,
f.	Payment Day,
g.	Interest Accrual Begin,
h.	Interest Accrual End,
i.	Rate Type,
j.	Loan Type,
k.	First Pmt Date,
l.	Maturity Date,
m.	1st. IO Date,
n.	Exit Fee,
o.	Extension Option,
p.	Fully Extended Maturity,
q.	Aggregate Extension Options,
r.	Grace Days Default,
s.	Grace Days Late Fee,
t.	Default Rate and
u.	Late Fee

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loans that is shown in the applicable Source Document(s) for each of the characteristics listed in a. through u. above.

6.	For the purpose of comparing the “Prepay Penalty Start Date” characteristic, the Depositor instructed us to use the first “Payment Day” which occurs during the spread maintenance period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document.

7.	For the purpose of comparing the “Prepay Penalty End Date” characteristic, the Depositor instructed us to use the “Payment Day” prior to the first “Payment Day” which occurs during the open period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document.

8.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the applicable Source Documents require the Borrowers to direct credit card companies or credit card clearing banks to pay receipts directly to a lockbox account controlled by the lender.

Exhibit 2 to Attachment A Page 7 of 7

Notes: (continued)

9.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the lockbox account is transferred to an account controlled by the Borrowers and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic

Loan No.
Loan Name
Property Name
Loan Seller
Prop Flag
Loan Flag
Properties per Loan
Date of Seismic Report
PML (%)
Seismic Firm
Date of Phase II Report
Cut-off Date
Libor Assumption
1st Amortization Date
Mezz Amort
Liquidated Damages
Pooled TMA Original Balance
Non-Pooled TMA Original Balance
Pooled TMA Current Balance
Non-Pooled TMA Current Balance
Pooled TMA Balloon Balance
Non-Pooled TMA Balloon Balance
Pooled TMA Margin
Non-Pooled TMA Margin
Pooled TMA LIBOR Floor
Non-Pooled TMA Floor
Pooled TMA Coupon
Non-Pooled TMA Coupon
Pooled TMA Debt Service at LIBOR
Non-Pooled TMA Debt Service at LIBOR
Pooled TMA Cap Coupon
Non-Pooled TMA Cap Coupon
Pooled TMA Debt Service at Cap
Non-Pooled TMA Debt Service at Cap
Pooled TMA Balance / Unit
Pooled TMA “As Is” Current LTV
Pooled TMA “As Is” Maturity LTV
Pooled TMA UW NCF DSCR at LIBOR
Pooled TMA UW NOI DSCR at LIBOR
Pooled TMA UW NCF DSCR at Cap
Pooled TMA UW NOI DSCR at Cap
Pooled TMA UW NCF Debt Yield
Pooled TMA UW NOI Debt Yield

Exhibit 3 to Attachment A Page 2 of 3

Characteristic

Effective LIBOR Pooled TMA
Effective LIBOR Non-Pooled TMA
Non-Trust Subordinate Mortgage Original Balance
Non-Trust Subordinate Mortgage Current Balance
Non-Trust Subordinate Mortgage Balloon Balance
Non-Trust Subordinate Mortgage Floor
Non-Trust Subordinate Mortgage Margin
Effective LIBOR Non-Trust Subordinate Mortgage
Non-Trust Subordinate Mortgage Coupon
Non-Trust Subordinate Mortgage Debt Service at LIBOR
Non-Trust Subordinate Mortgage Cap Coupon
Non-Trust Subordinate Mortgage Debt Service at Cap
Pari Passu Original Balance
Pari Passu Current Balance
Pari Passu Balloon Balance
Pari Passu Floor
Pari Passu Margin
Effective LIBOR Pari Passu
Pari Passu Coupon
Pari Passu Debt Service
Pari Passu Cap Coupon
Pari Passu Debt Service at Cap
Master & Primary Fee Rate
Cert Admin / Trustee Fee Rate
CREFC Fee
Operating Advisor Fee
Related Borrower
Margin Check
Debt Service Check
Cap Coupon Check
Debt Service Check at Cap
Recourse Guarantor Ongoing Net Worth and Liquidity Covenants
Extension Fee
First Extension Margin Step Up
Second Extension Margin Step Up
Third Extension Margin Step Up
Fifth Extension Margin Step Up
Lockout Exp Date
Lockout Period
Ground Lease Exp.
Annual Ground Lease Payment

Exhibit 3 to Attachment A Page 3 of 3

Characteristic

Initial Other Reserve Description
Ongoing Other Reserve Description
Interest Goes to Borrower TI/LC
Interest Goes to Borrower Other Escrows
Interest Goes to Borrower Immediate Repairs
Ongoing Required TI/LC
Ongoing Other Reserve
LIBOR Cap Expiration
LIBOR Cap Provider

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.